Collaboration Agreement - Additional Information (Details) - License and Collaboration Agreement - Astellas Pharma LLC - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payments received under collaboration agreement	$ 80,000
Agreement termination notice period	60 days
Right to terminate agreement if breach remains uncured	90 days
Right to terminate agreement incase of nonpayment	45 days
Transaction price allocated to single combined performance obligation				$ 80,000
Upfront fee recognized as revenue	$ 80,000
joint cost		$ 14	$ 193		$ 392	$ 885
Phase 2b Clinical Trial | Europe
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized potential development milestone payments to receive	65,000
Phase 2b Clinical Trial | Asia
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized potential development milestone payments to receive	25,000
Phase 3 Clinical Trial | Europe
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized potential development milestone payments to receive	100,000
Phase 3 Clinical Trial | Asia
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized potential development milestone payments to receive	40,000
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized potential development milestone payments to receive	230,000
Revenue recognized commercialization milestone payments to receive	315,000
Potential commercial milestone payments eligible to receive upon successful commercialization	$ 315,000